Commitments, Contingencies And Off-Balance-Sheet Arrangements (Tables)	12 Months Ended
Jan. 31, 2020
Commitments, Contingencies and Off-Balance Sheet Arrangements
Future Payments under Operating Leases with Terms Greater Than One Year

Year Ending January 31,
2021	$27.4
2022	17.0
2023	10.2
2024	8.6
2025	6.6
Thereafter	2.4
Total	$72.2